UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09377

The Gabelli Blue Chip Value Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

        Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Blue Chip Value Fund

Third Quarter Report — September 30, 2011

To Our Shareholders,

For the quarter ended September 30, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Blue Chip Value Fund (the “Fund”) declined 16.6% compared with the decrease of 13.9% for the Standard & Poor’s (“S&P”) 500 Index.

Enclosed is the schedule of investments as of September 30, 2011.

Barbara G. Marcin, CFA

Comparative Results

Average Annual Returns through September 30, 2011 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	Since Inception (8/26/99)
Class AAA (GABBX)	(16.61)%	(5.19)%	(1.80)%	2.58%	2.60%
S&P 500 Index	(13.87)	1.14	(1.18)	2.82	0.54	(e)
Lipper Large Cap Value Fund Average	(17.01)	(3.42)	(3.11)	2.30	0.73
Class A (GBCAX)	(16.60)	(5.19)	(1.77)	2.62	2.63
With sales charge (b)	(21.39)	(10.64)	(2.93)	2.01	2.13
Class B (GBCBX)	(16.81)	(5.95)	(2.52)	2.01	2.13
With contingent deferred sales charge (c)	(20.97)	(10.66)	(2.92)	2.01	2.13
Class C (GBCCX)	(16.76)	(5.88)	(2.52)	2.00	2.13
With contingent deferred sales charge (d)	(17.60)	(6.82)	(2.52)	2.00	2.13
Class I (GBCIX)	(16.59)	(4.94)	(1.56)	2.78	2.77

In the current prospectus dated April 29, 2011, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.15%, 2.15%, 2.90%, 2.90%, and 1.90%, respectively. The net expense ratios in the current prospectus for these share classes are 2.03%, 2.03%, 2.78%, 2.78%, and 1.78%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Current performance may be lower or higher than the performance data presented. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003, and the Class I Shares on June 30, 2004. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index since inception performance is as of August 31, 1999.

The Gabelli Blue Chip Value Fund

Schedule of Investments — September 30, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.4%
	Aerospace — 1.6%
6,000	The Boeing Co.	$363,060

	Agriculture — 2.4%
10,000	Archer-Daniels-Midland Co.	248,100
5,000	Monsanto Co.	300,200

		548,300

	Automotive — 2.0%
22,800	General Motors Co.†	460,104

	Banking — 3.8%
20,876	Bank of America Corp.	127,761
17,500	Citigroup Inc.	448,350
10,000	JPMorgan Chase & Co.	301,200

		877,311

	Computer Hardware — 7.9%
1,200	Apple Inc.†	457,416
17,000	Cisco Systems Inc.	263,330
17,000	Hewlett-Packard Co.	381,650
4,000	International Business Machines Corp.	700,120

		1,802,516

	Computer Software and Services — 7.4%
21,000	EMC Corp.†	440,790
1,400	Google Inc., Cl. A†	720,132
40,000	Yahoo! Inc.†	526,400

		1,687,322

	Consumer Products — 2.7%
20,000	Newell Rubbermaid Inc.	237,400
7,000	Tupperware Brands Corp.	376,180

		613,580

	Diversified Industrial — 4.8%
10,000	General Electric Co.	152,400
13,000	Honeywell International Inc.	570,830
9,000	Tyco International Ltd.	366,750

		1,089,980

	Electronics — 3.3%
20,000	Intel Corp.	426,600
12,000	Texas Instruments Inc.	319,800

		746,400

	Energy — 12.3%
3,000	Chevron Corp.	277,560
10,050	ConocoPhillips	636,366
8,000	Devon Energy Corp.	443,520
3,000	EOG Resources Inc.	213,030
9,000	Exxon Mobil Corp.	653,670
11,000	NextEra Energy Inc.	594,220

		2,818,366

	Energy Services — 3.5%
14,000	Halliburton Co.	427,280

Shares		Market Value

8,000	Transocean Ltd.	$381,920

		809,200

	Entertainment — 4.2%
15,000	The Walt Disney Co.	452,400
17,000	Time Warner Inc.	509,490

		961,890

	Financial Services — 3.8%
5,000	American Express Co.	224,500
1,000	BlackRock Inc.	148,010
1,500	CME Group Inc.	369,600
10,000	Morgan Stanley	135,000

		877,110

	Food and Beverage — 6.1%
4,500	Diamond Foods Inc.	359,055
20,200	Kraft Foods Inc., Cl. A	678,316
6,000	PepsiCo Inc.	371,400

		1,408,771

	Health Care — 12.5%
20,987	Bristol-Myers Squibb Co.	658,572
8,000	Covidien plc	352,800
10,000	Johnson & Johnson	637,100
5,546	Mead Johnson Nutrition Co.	381,731
11,650	Merck & Co. Inc.	381,072
24,790	Pfizer Inc.	438,287

		2,849,562

	Metals and Mining — 4.3%
23,000	Alcoa Inc.	220,110
11,000	Freeport-McMoRan Copper & Gold Inc.	334,950
7,000	Newmont Mining Corp.	440,300

		995,360

	Paper and Forest Products — 2.8%
28,000	International Paper Co.	651,000

	Retail — 0.7%
3,000	Wal-Mart Stores Inc.	155,700

	Satellite — 2.0%
11,000	DIRECTV, Cl. A†	464,750

	Specialty Chemicals — 5.1%
7,000	Air Products & Chemicals Inc.	534,590
16,000	E. I. du Pont de Nemours and Co.	639,520

		1,174,110

	Telecommunications — 5.9%
12,000	NII Holdings Inc.†	323,400
14,200	Verizon Communications Inc.	522,560
20,000	Vodafone Group plc, ADR	513,000

		1,358,960

	Water — 0.3%
2,000	American Water Works Co. Inc.	60,360

	TOTAL COMMON STOCKS	22,773,712

See accompanying notes to schedule of investments.

The Gabelli Blue Chip Value Fund

Schedule of Investments (Continued) — September 30, 2011 (Unaudited)

Shares		Market Value

	RIGHTS — 0.0%
	Health Care — 0.0%
8,000	Sanofi, CVR, expire 12/31/20†	$8,480

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.6%
$135,000	U.S. Treasury Bill, 0.000% ††, 12/22/11	134,996

	TOTAL INVESTMENTS — 100.0%
	(Cost $22,178,346)	$22,917,188

	Aggregate tax cost	$22,353,622

	Gross unrealized appreciation	$2,826,549
	Gross unrealized depreciation	(2,262,983)

	Net unrealized appreciation/depreciation	$563,566

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

See accompanying notes to schedule of investments.

The Gabelli Blue Chip Value Fund

Notes to Financial Statements (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Blue Chip Value Fund

Notes to Financial Statements (Continued) (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

Valuation Inputs	Investments in Securities (Market Value) Assets
Level 1 – Quoted Prices*	$22,782,192
Level 2 – Other Significant Observable Inputs*	134,996

Total	$22,917,188

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2011.

There were no Level 3 investments held at September 30, 2011 or December 31, 2010.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts

The Gabelli Blue Chip Value Fund

Notes to Financial Statements (Continued) (Unaudited)

actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $2,647,807 which are available to reduce future required distributions of net capital gains to shareholders. $207,654 of the loss carryforward is available through 2016; and $2,440,153 is available through 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli Blue Chip Value Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

Board of Trustees

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer

GAMCO Investors, Inc.

Anthony J. Colavita

President

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio Manager

Gabelli-O’Connor Fixed Income

Mutual Fund Management Co.

Kuni Nakamura

President

Advanced Polymer, Inc.

Werner J. Roeder, MD
Medical Director

Lawrence Hospital

Officers and Portfolio Manager
Barbara G. Marcin, CFA Portfolio Manager Peter D. Goldstein Chief Compliance Officer	Bruce N. Alpert President Agnes Mullady Secretary and Treasurer

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Distributor
G.distributors, LLC

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q311QR

The

Gabelli

Blue Chip

Value

Fund

THIRD QUARTER REPORT

SEPTEMBER 30, 2011

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Blue Chip Value Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/28/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/28/11

*	Print the name and title of each signing officer under his or her signature.